Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford U.S. Discovery Fund

	Shares	Value
COMMON STOCKS — 98.4%
ISRAEL — 1.7%
JFrog Ltd.*	856	$28,676
UNITED STATES — 96.7%
Adaptimmune Therapeutics PLC ADR*	3,178	16,430
AeroVironment, Inc.*	329	28,399
Ambarella, Inc.*	383	59,648
American Well Corp., Class A *	2,462	22,429
Axogen, Inc.*	929	14,678
Axon Enterprise, Inc.*	303	53,031
Bandwidth, Inc., Class A *	287	25,910
Benefitfocus, Inc.*	1,332	14,785
Berkeley Lights, Inc.*	732	14,318
Blackline, Inc.*	401	47,342
Cardlytics, Inc.*	455	38,193
Cargurus, Inc.*	759	23,840
CEVA, Inc.*	339	14,465
Chegg, Inc.*	543	36,935
Codexis, Inc.*	2,020	46,985
CS Disco, Inc.*	504	24,162
CyberArk Software Ltd.*	325	51,292
Denali Therapeutics, Inc.*	309	15,589
Digimarc Corp.*	563	19,390
Everbridge, Inc.*	357	53,921
EverQuote, Inc., Class A *	1,451	27,032
Freshpet, Inc.*	196	27,967
Glaukos Corp.*	290	13,969
IPG Photonics Corp.*	171	27,086
iRobot Corp.*	347	27,240
Kaleido Biosciences, Inc.*	1,836	10,025
LendingTree, Inc.*	171	23,911
LiveRamp Holdings, Inc.*	922	43,546
Novanta, Inc.*	206	31,827
Novocure Ltd.*	380	44,145
Pacira BioSciences, Inc.*	587	32,872
Precision BioSciences, Inc.*	1,468	16,941
Q2 Holdings, Inc.*	437	35,021
Quanterix Corp.*	746	37,143
Redfin Corp.*	522	26,152
Rubius Therapeutics, Inc.*	733	13,106
Shockwave Medical, Inc.*	286	58,882
Sprout Social, Inc., Class A *	688	83,902
STAAR Surgical Co.*	390	50,127
Stitch Fix, Inc., Class A *	828	33,079
Stratasys Ltd.*	634	13,644
Sutro Biopharma, Inc.*	1,786	33,738
Tabula Rasa HealthCare, Inc.*	753	19,736
Tandem Diabetes Care, Inc.*	295	35,217
TransMedics Group, Inc.*	822	27,200
Trupanion, Inc.*	441	34,252
Upwork, Inc.*	1,444	65,023
Varonis Systems, Inc.*	525	31,946
Veeco Instruments, Inc.*	1,187	26,363
Xencor, Inc.*	828	27,043
Zuora, Inc., Class A *	2,843	47,137
		1,647,014
TOTAL INVESTMENTS — 98.4%
(cost $1,754,441)		$1,675,690
Other assets less liabilities — 1.6%		27,063
NET ASSETS — 100.0%		$1,702,753

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford U.S. Discovery Fund

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford U.S. Discovery Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$1,675,690	$–	$–	$1,675,690
Total	$1,675,690	$–	$–	$1,675,690

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.